INVESTMENTS - AVAILABLE FOR SALE SECURITIES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	$ 21,779.1		$ 20,155.8
Available-for-sale Securities, Gross Unrealized Gains	1,959.8	[1]	815.0
Available-for-sale Securities, Gross Unrealized Losses	(222.9)	[1]	(336.9)
Available-for-sale Securities, Fair Value Disclosure	23,516.0	[1]	20,633.9
Available-for sale Securities, Fair Value Disclosure, Percentage of Estimated Fair Value	100.00%
Available-for-sale Equity Securities, Amortized Cost Basis	177.0		68.2
Percentage of Available-for-sale Debt Securities, Fair Value	100.00%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	100.00%
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	(11.8)		23.4
Reduction to Present Value of Future Profits Due to Unrealized Gains That Would Result in Premium Deficiency if Unrealized Gains Were Realized	(182.0)
Reduction to Deferred Acquisition Costs Due to Unrealized Gains That Would Result in Premium Deficiency if Unrealized Gains Were Realized	(89.0)
Increase to Deferred Tax Assets Due to Unrealized Gains That Would Result in Premium Deficiency if Unrealized Gains Were Realized	97.6
Available-for-sale Securities, Structured Securities, Fair Value	5,382.3
Available-for-sale Securities, Structured Securities Fair Value, Percentage of All Fixed Maturity Securities	22.90%
Available-for-sale Securities, Structured Securities, Par Value	5,407.5
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	5,230.7
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net unrealized appreciation (depreciation) on fixed maturity securities, available for sale, on which an other-than-temporary impairment loss has been recognized	(4.4)		(4.4)
Net unrealized gains (losses) on all other investments	1,733.2		476.5
Adjustment to present value of future profits (a)	(214.8)	[2]	(17.6)	[2]
Adjustment to deferred acquisition costs	(289.3)		(53.8)
Unrecognized net loss related to deferred compensation plan	(8.3)		(7.7)
Deferred income tax liabilities	(434.8)		(140.3)
Accumulated other comprehensive income	781.6		252.7
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis	123.9
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	125.7
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis	1,325.5
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	1,396.4
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	4,586.8
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	4,911.7
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	10,512.2
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	11,699.9
Available For Sale Securities, Debt Maturities, Amortized Cost, Subtotal	16,548.4
Available For Sale Securities, Debt Maturities, Fair Value, Subtotal	18,133.7
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Amortized Cost Basis	5,230.7
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	5,382.3
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	21,779.1
Available-for-sale Securities, Debt Securities	23,516.0		20,633.9
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis With Unrealized Losses	16.7
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value With Unrealized Losses	16.7
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis With Unrealized Losses	267.2
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value With Unrealized Losses	259.2
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis With Unrealized Losses	741.4
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value With Unrealized Losses	703.2
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis With Unrealized Losses	1,158.2
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value With Unrealized Losses	1,053.9
Available For Sale Securities, Debt Maturities, Amortized Cost With Unrealized Losses, Subtotal	2,183.5
Available For Sale Securities, Debt Maturities, Fair Value With Unrealized Losses, Subtotal	2,033.0
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Amortized Cost Basis With Unrealized Losses	1,807.9
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value With Unrealized Losses	1,735.5
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis With Unrealized Losses, Total	3,991.4
Available-for-sale Securities, Debt Maturities, Fair Value With Unrealized Losses, Total	3,768.5
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	2,932.6		5,097.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(104.0)		(179.6)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	835.9		1,382.3
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(118.9)		(157.3)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	3,768.5		6,480.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(222.9)		(336.9)
Below 4 Percent [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Structured Securities, Fair Value	521.9
Available-for-sale Securities, Structured Securities, Par Value	576.0
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	529.3
4 Percent - 5 Percent [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Structured Securities, Fair Value	771.1
Available-for-sale Securities, Structured Securities, Par Value	739.4
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	722.6
5 Percent - 6 Percent [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Structured Securities, Fair Value	2,675.3
Available-for-sale Securities, Structured Securities, Par Value	2,678.5
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	2,592.3
6 Percent - 7 Percent [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Structured Securities, Fair Value	1,005.8
Available-for-sale Securities, Structured Securities, Par Value	1,025.0
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	986.3
7 Percent - 8 Percent [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Structured Securities, Fair Value	212.9
Available-for-sale Securities, Structured Securities, Par Value	201.7
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	208.1
8 Percent and Above [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Structured Securities, Fair Value	195.3
Available-for-sale Securities, Structured Securities, Par Value	186.9
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	192.1
Designation 1 [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	10,617.4
Available-for-sale Securities, Fair Value Disclosure	11,504.2
Available-for sale Securities, Fair Value Disclosure, Percentage of Estimated Fair Value	48.90%
NAIC Designation	1
Designation 2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	9,982.9
Available-for-sale Securities, Fair Value Disclosure	10,855.4
Available-for sale Securities, Fair Value Disclosure, Percentage of Estimated Fair Value	46.20%
NAIC Designation	2
Designation 3 [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	877.2
Available-for-sale Securities, Fair Value Disclosure	861.3
Available-for sale Securities, Fair Value Disclosure, Percentage of Estimated Fair Value	3.60%
NAIC Designation	3
Designation 4 [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	279.3
Available-for-sale Securities, Fair Value Disclosure	277.2
Available-for sale Securities, Fair Value Disclosure, Percentage of Estimated Fair Value	1.20%
NAIC Designation	4
Designation 5 [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	21.9
Available-for-sale Securities, Fair Value Disclosure	17.4
Available-for sale Securities, Fair Value Disclosure, Percentage of Estimated Fair Value	0.10%
NAIC Designation	5
Designation 6 [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	0.4
Available-for-sale Securities, Fair Value Disclosure	0.5
Available-for sale Securities, Fair Value Disclosure, Percentage of Estimated Fair Value	0.00%
NAIC Designation	6
Non Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	2,039.6	[1]	1,805.2
Available-for-sale Securities, Gross Unrealized Gains	35.9	[1]	38.3
Available-for-sale Securities, Gross Unrealized Losses	(75.6)	[1]	(52.0)
Available-for-sale Securities, Fair Value Disclosure	1,999.9	[1]	1,791.5
Percentage of Available-for-sale Debt Securities, Fair Value	9.40%
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	11.5		21.7
Available-for-sale Securities, Fair Value Disclosure, Percentage of Amortized Cost	98.00%
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Six Months, Number of Issuers	7
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Six Months, Cost Basis	64.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Six Months, Aggregate Unrealized Losses	(17.5)
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Six Months, Fair Value	47.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Longer than or Equal to Six Months and Less than Twelve Months, Number of Issuers	1
Available-for-sale Securities, Continuous Unrealized Loss Position, Longer than or Equal to Six Months and Less than Twelve Months, Cost Basis	14.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Longer than or Equal to Six Months and Less than Twelve Months, Aggregate Losses	(3.6)
Available-for-sale Securities, Continuous Unrealized Loss Position, Longer than or Equal to Six Months and Less than Twelve Months, Fair Value	11.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Number of Issuers	8
Available-for-sale Securities, Continuous Unrealized Loss Position Greater Than 20 Percent of Cost Basis, Cost Basis	79.5
Available-for-sale Securities, Continuous Unrealized Loss Position Greater Than 20 Percent of Cost Basis, Aggregate Losses	(21.1)
Available-for-sale Securities, Continuous Unrealized Loss Position Greater Than 20 Percent of Cost Basis, Fair Value	58.4
Available for Sale Securities, Continuous Unrealized Loss Position Exceeding Cost Basis, Percent	20.00%
Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	19,739.5	[1]	18,350.6
Available-for-sale Securities, Gross Unrealized Gains	1,923.9	[1]	776.7
Available-for-sale Securities, Gross Unrealized Losses	(147.3)	[1]	(284.9)
Available-for-sale Securities, Fair Value Disclosure	21,516.1	[1]	18,842.4
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0.3		1.7
AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(53.4)
BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(93.9)
BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(48.6)
B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(27.0)
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	23,516.0
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale Securities, Debt Securities	23,516.0		20,633.9
Corporate Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,394.7		2,562.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(57.0)		(78.3)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	466.2		712.1
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(79.9)		(69.3)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,860.9		3,274.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(136.9)		(147.6)
Corporate Debt Securities [Member] | Non Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	1,055.5	[1]	1,227.3
Available-for-sale Securities, Gross Unrealized Gains	25.6	[1]	24.4
Available-for-sale Securities, Gross Unrealized Losses	(50.5)	[1]	(38.8)
Available-for-sale Securities, Fair Value Disclosure	1,030.6	[1]	1,212.9
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0		0
Corporate Debt Securities [Member] | Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	13,414.9	[1]	12,032.9
Available-for-sale Securities, Gross Unrealized Gains	1,513.4	[1]	623.4
Available-for-sale Securities, Gross Unrealized Losses	(86.4)	[1]	(108.8)
Available-for-sale Securities, Fair Value Disclosure	14,841.9	[1]	12,547.5
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0		0
Energy/pipelines [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(5.7)
Percentage of Available-for-sale Debt Securities, Fair Value	9.80%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	2.60%
Energy/pipelines [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Energy/pipelines [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(4.0)
Energy/pipelines [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.6)
Energy/pipelines [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Energy/pipelines [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	2,307.6
Utilities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.8)
Percentage of Available-for-sale Debt Securities, Fair Value	9.00%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	0.80%
Utilities [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Utilities [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.8)
Utilities [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Utilities [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Utilities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	2,113.0
Insurance [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(15.0)
Percentage of Available-for-sale Debt Securities, Fair Value	5.80%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	6.80%
Insurance [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.8)
Insurance [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(12.7)
Insurance [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.5)
Insurance [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Insurance [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,356.2
Food/beverage [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.5)
Percentage of Available-for-sale Debt Securities, Fair Value	4.80%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	0.70%
Food/beverage [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Food/beverage [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.0)
Food/beverage [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Food/beverage [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.5)
Food/beverage [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,133.4
Healthcare/phamaceuticals [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(2.0)
Percentage of Available-for-sale Debt Securities, Fair Value	5.10%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	0.90%
Healthcare/phamaceuticals [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Healthcare/phamaceuticals [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.2)
Healthcare/phamaceuticals [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Healthcare/phamaceuticals [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.7)
Healthcare/phamaceuticals [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,195.8
Banks [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(46.5)
Percentage of Available-for-sale Debt Securities, Fair Value	3.20%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	20.90%
Banks [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(13.9)
Banks [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(20.7)
Banks [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(11.9)
Banks [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Banks [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	752.8
Cable/media [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(10.2)
Percentage of Available-for-sale Debt Securities, Fair Value	3.70%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	4.60%
Cable/media [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Cable/media [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.4)
Cable/media [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(6.2)
Cable/media [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(3.6)
Cable/media [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	877.9
Real estate/REITs [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(3.2)
Percentage of Available-for-sale Debt Securities, Fair Value	3.80%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	1.50%
Real estate/REITs [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Real estate/REITs [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.5)
Real estate/REITs [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.6)
Real estate/REITs [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Real estate/REITs [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	898.8
Gaming [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.9)
Gaming [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Gaming [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Gaming [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Gaming [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.9)
Transportation [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.6)
Percentage of Available-for-sale Debt Securities, Fair Value	2.30%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	0.30%
Transportation [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Transportation [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.6)
Transportation [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Transportation [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Transportation [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	543.8
Technology [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.3)
Percentage of Available-for-sale Debt Securities, Fair Value	1.10%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	0.10%
Technology [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Technology [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Technology [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.2)
Technology [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Technology [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	257.7
Retail [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Retail [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Retail [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Retail [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Retail [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Autos [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Autos [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Autos [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Autos [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Autos [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Capital goods [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(2.6)
Percentage of Available-for-sale Debt Securities, Fair Value	2.90%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	1.20%
Capital goods [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Capital goods [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(2.1)
Capital goods [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.5)
Capital goods [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Capital goods [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	693.6
Building materials [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(13.8)
Percentage of Available-for-sale Debt Securities, Fair Value	1.70%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	6.20%
Building materials [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Building materials [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(3.6)
Building materials [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(9.7)
Building materials [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.5)
Building materials [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	388.7
Telecom [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(17.3)
Percentage of Available-for-sale Debt Securities, Fair Value	2.10%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	7.70%
Telecom [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Telecom [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(13.1)
Telecom [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.2)
Telecom [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(3.0)
Telecom [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	498.4
Aerospace/defense [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Percentage of Available-for-sale Debt Securities, Fair Value	1.90%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	0.00%
Aerospace/defense [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Aerospace/defense [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Aerospace/defense [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Aerospace/defense [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Aerospace/defense [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	449.5
Metals and mining [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(2.1)
Percentage of Available-for-sale Debt Securities, Fair Value	1.40%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	0.90%
Metals and mining [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Metals and mining [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.3)
Metals and mining [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.8)
Metals and mining [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Metals and mining [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	320.3
Chemicals [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Percentage of Available-for-sale Debt Securities, Fair Value	1.70%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	0.00%
Chemicals [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	388.6
Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(3.6)
Percentage of Available-for-sale Debt Securities, Fair Value	1.60%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	1.60%
Paper [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Paper [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Paper [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(3.5)
Paper [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Paper [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	367.8
Brokerage [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(6.3)
Percentage of Available-for-sale Debt Securities, Fair Value	1.10%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	2.80%
Brokerage [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(5.7)
Brokerage [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.6)
Brokerage [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Brokerage [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Brokerage [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	259.8
Consumer products [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(2.5)
Percentage of Available-for-sale Debt Securities, Fair Value	1.20%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	1.10%
Consumer products [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Consumer products [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.3)
Consumer products [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.9)
Consumer products [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.3)
Consumer products [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	291.8
Other Categories [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.9)
Percentage of Available-for-sale Debt Securities, Fair Value	3.40%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	0.80%
Other Categories [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	810.4
US Treasury and Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Percentage of Available-for-sale Debt Securities, Fair Value	1.30%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	0.00%
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	9.1		196.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0		(11.8)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0.2		0.2
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	9.3		197.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0		(11.8)
US Treasury and Government [Member] | Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	298.0	[1]	299.1
Available-for-sale Securities, Gross Unrealized Gains	7.4	[1]	5.6
Available-for-sale Securities, Gross Unrealized Losses	0	[1]	(11.8)
Available-for-sale Securities, Fair Value Disclosure	305.4	[1]	292.9
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0		0
US Treasury and Government [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	305.4
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(13.6)
Percentage of Available-for-sale Debt Securities, Fair Value	8.30%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	6.10%
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	6.9		1,188.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(0.2)		(53.5)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	155.4		212.1
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(13.4)		(43.6)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	162.3		1,400.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(13.6)		(97.1)
US States and Political Subdivisions Debt Securities [Member] | Non Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis			4.7
Available-for-sale Securities, Gross Unrealized Gains			0
Available-for-sale Securities, Gross Unrealized Losses			(1.5)
Available-for-sale Securities, Fair Value Disclosure			3.2
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities			0
US States and Political Subdivisions Debt Securities [Member] | Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	1,778.7	[1]	1,836.1
Available-for-sale Securities, Gross Unrealized Gains	189.3	[1]	8.6
Available-for-sale Securities, Gross Unrealized Losses	(13.6)	[1]	(95.6)
Available-for-sale Securities, Fair Value Disclosure	1,954.4	[1]	1,749.1
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0		0
US States and Political Subdivisions Debt Securities [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(4.7)
US States and Political Subdivisions Debt Securities [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(8.9)
US States and Political Subdivisions Debt Securities [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
US States and Political Subdivisions Debt Securities [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
US States and Political Subdivisions Debt Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,954.4
Foreign Government Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	0.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0
Foreign Government Debt Securities [Member] | Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	1.3	[1]	0.8
Available-for-sale Securities, Gross Unrealized Gains	0.1	[1]	0.1
Available-for-sale Securities, Gross Unrealized Losses	0	[1]	0
Available-for-sale Securities, Fair Value Disclosure	1.4	[1]	0.9
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0		0
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(36.7)
Percentage of Available-for-sale Debt Securities, Fair Value	6.00%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	16.50%
Available-for-sale Securities, Structured Securities, Fair Value	1,414.0
Available-for-sale Securities, Structured Securities Fair Value, Percentage of All Fixed Maturity Securities	6.00%
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	1,405.2
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	437.6		356.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(14.5)		(6.0)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	147.5		224.0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(22.2)		(25.3)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	585.1		580.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(36.7)		(31.3)
Asset-backed Securities [Member] | Non Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	178.0	[1]	57.5
Available-for-sale Securities, Gross Unrealized Gains	2.2	[1]	1.5
Available-for-sale Securities, Gross Unrealized Losses	(5.8)	[1]	(2.8)
Available-for-sale Securities, Fair Value Disclosure	174.4	[1]	56.2
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0		0
Asset-backed Securities [Member] | Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	1,227.2	[1]	1,204.0
Available-for-sale Securities, Gross Unrealized Gains	43.3	[1]	31.7
Available-for-sale Securities, Gross Unrealized Losses	(30.9)	[1]	(28.5)
Available-for-sale Securities, Fair Value Disclosure	1,239.6	[1]	1,207.2
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0		0
Asset-backed Securities [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(13.6)
Asset-backed Securities [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(17.3)
Asset-backed Securities [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(4.7)
Asset-backed Securities [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.1)
Asset-backed Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,414.0
Collateralized Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(6.3)
Percentage of Available-for-sale Debt Securities, Fair Value	1.40%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	2.80%
Available-for-sale Securities, Structured Securities, Fair Value	327.3
Available-for-sale Securities, Structured Securities Fair Value, Percentage of All Fixed Maturity Securities	1.40%
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	332.5
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	268.8		117.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(6.3)		(0.9)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1.7		5.8
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0		(0.2)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	270.5		122.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(6.3)		(1.1)
Collateralized Debt Obligations [Member] | Non Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	9.4	[1]	14.3
Available-for-sale Securities, Gross Unrealized Gains	0	[1]	1.2
Available-for-sale Securities, Gross Unrealized Losses	(1.9)	[1]	0
Available-for-sale Securities, Fair Value Disclosure	7.5	[1]	15.5
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0		0
Collateralized Debt Obligations [Member] | Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	323.1	[1]	238.7
Available-for-sale Securities, Gross Unrealized Gains	1.1	[1]	3.4
Available-for-sale Securities, Gross Unrealized Losses	(4.4)	[1]	(1.1)
Available-for-sale Securities, Fair Value Disclosure	319.8	[1]	241.0
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0		0
Collateralized Debt Obligations [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(4.1)
Collateralized Debt Obligations [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.3)
Collateralized Debt Obligations [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.9)
Collateralized Debt Obligations [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.0)
Collateralized Debt Obligations [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	327.3
Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(7.9)
Percentage of Available-for-sale Debt Securities, Fair Value	6.10%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	3.50%
Available-for-sale Securities, Structured Securities, Fair Value	1,433.0
Available-for-sale Securities, Structured Securities Fair Value, Percentage of All Fixed Maturity Securities	6.10%
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	1,351.0
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	168.8		15.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(5.2)		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	33.0		111.8
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(2.7)		(12.5)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	201.8		127.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(7.9)		(12.5)
Commercial Mortgage Backed Securities [Member] | Non Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis			7.0
Available-for-sale Securities, Gross Unrealized Gains			0
Available-for-sale Securities, Gross Unrealized Losses			(3.5)
Available-for-sale Securities, Fair Value Disclosure			3.5
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities			0
Commercial Mortgage Backed Securities [Member] | Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	1,351.0	[1]	1,292.8
Available-for-sale Securities, Gross Unrealized Gains	89.9	[1]	76.4
Available-for-sale Securities, Gross Unrealized Losses	(7.9)	[1]	(9.0)
Available-for-sale Securities, Fair Value Disclosure	1,433.0	[1]	1,360.2
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0		0.1
Commercial Mortgage Backed Securities [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(7.2)
Commercial Mortgage Backed Securities [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.7)
Commercial Mortgage Backed Securities [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Commercial Mortgage Backed Securities [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Commercial Mortgage Backed Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,433.0
Mortgage Pass Through Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1.2		0.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	2.2		3.4
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(0.1)		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	3.4		3.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(0.1)		0
Mortgage Pass Through Securities [Member] | Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	30.5	[1]	29.5
Available-for-sale Securities, Gross Unrealized Gains	1.6	[1]	1.8
Available-for-sale Securities, Gross Unrealized Losses			0
Available-for-sale Securities, Fair Value Disclosure	32.0	[1]	31.3
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0		0
Mortgage Pass Through Securities [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Mortgage Pass Through Securities [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Mortgage Pass Through Securities [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Mortgage Pass Through Securities [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Collateralized Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	645.0		661.0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(20.8)		(29.1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	29.7		112.9
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(0.6)		(6.4)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	674.7		773.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(21.4)		(35.5)
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(21.4)
Percentage of Available-for-sale Debt Securities, Fair Value	9.30%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	9.60%
Collateralized Mortgage Obligations [Member] | Non Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	796.7	[1]	494.4
Available-for-sale Securities, Gross Unrealized Gains	8.1	[1]	11.2
Available-for-sale Securities, Gross Unrealized Losses	(17.4)	[1]	(5.4)
Available-for-sale Securities, Fair Value Disclosure	787.4	[1]	500.2
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	11.5		21.7
Collateralized Mortgage Obligations [Member] | Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	1,314.8	[1]	1,416.7
Available-for-sale Securities, Gross Unrealized Gains	77.8	[1]	25.7
Available-for-sale Securities, Gross Unrealized Losses	(4.0)	[1]	(30.1)
Available-for-sale Securities, Fair Value Disclosure	1,388.6	[1]	1,412.3
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0.3		1.6
Collateralized Mortgage Obligations [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(3.2)
Collateralized Mortgage Obligations [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.8)
Collateralized Mortgage Obligations [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(2.2)
Collateralized Mortgage Obligations [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(15.2)
Collateralized Mortgage Obligations [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	2,176.0
Pass Throughs, Sequential and Equivalent Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Structured Securities, Fair Value	1,444.5
Available-for-sale Securities, Structured Securities Fair Value, Percentage of All Fixed Maturity Securities	6.10%
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	1,403.9
Planned Amortization Classes, Target Amortization Classes and Accretion Directed Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Structured Securities, Fair Value	740.6
Available-for-sale Securities, Structured Securities Fair Value, Percentage of All Fixed Maturity Securities	3.20%
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	715.7
Other Type of Security [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.7)
Available-for-sale Securities, Structured Securities, Fair Value	22.9
Available-for-sale Securities, Structured Securities Fair Value, Percentage of All Fixed Maturity Securities	0.10%
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	22.4
Other Type of Security [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Other Type of Security [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.6)
Other Type of Security [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Other Type of Security [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Gains	1.2		0.8
Available-for-sale Securities, Gross Unrealized Losses	(3.1)		(0.9)
Available-for-sale Securities, Fair Value Disclosure	175.1		68.1
Available-for-sale Equity Securities, Amortized Cost Basis	177.0		68.2
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	41.6		0.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(3.0)		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0.4		6.1
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0		(0.9)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	42.0		6.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	$ (3.0)		$ (0.9)

[1]	Investment ratings – Investment ratings are assigned the second lowest rating by a nationally recognized statistical rating organization (Moody's Investor Services, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”)), or if not rated by such firms, the rating assigned by the NAIC. NAIC designations of “1” or “2” include fixed maturities generally rated investment grade (rated “Baa3” or higher by Moody’s or rated “BBB-” or higher by S&P and Fitch). NAIC designations of “3” through “6” are referred to as below-investment grade (which generally are rated “Ba1” or lower by Moody’s or rated “BB+” or lower by S&P and Fitch). References to investment grade or below-investment grade throughout our consolidated financial statements are determined as described above.
[2]	The present value of future profits is the value assigned to the right to receive future cash flows from contracts existing at September 10, 2003 (the date our Predecessor emerged from bankruptcy).